Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Affiliated Revenues

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2017
Direct Sales to East Affiliates	$—	$—	$130.4	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	3.8	—	—	—
Auction Sales to OPCo (a)	—	—	1.0	—	—	—	—
Direct Sales to AEPEP	63.6	—	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	572.0	34.1	(4.4)	6.2	—	24.2
Other Revenues	2.1	8.5	6.5	2.4	18.2	4.3	1.9
Total Affiliated Revenues	$65.7	$580.5	$172.0	$1.8	$24.4	$4.3	$25.9

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Sales to East Affiliates	$—	$—	$126.0	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	—	—	3.7
Auction Sales to OPCo (a)	—	—	9.2	12.0	—	—	—
Direct Sales to AEPEP	73.9	—	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	366.1	1.3	12.2	(2.0)	(1.7)	19.4
Other Revenues	1.8	—	5.6	2.0	19.3	4.3	1.6
Total Affiliated Revenues	$75.7	$366.1	$142.1	$26.2	$17.3	$2.6	$24.5

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$—	$—	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	—	—	10.6	17.1	—	—	—
Direct Sales to AEPEP	76.9	—	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	225.6	0.7	8.4	35.5	0.2	15.2
Other Revenues	1.6	—	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$78.5	$225.6	$147.8	$27.4	$84.1	$4.6	$16.6

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP Texas	$0.2	$0.3	$0.6
AEPTCo	—	—	0.2
APCo	3.5	4.5	9.4
I&M	5.0	5.2	3.0
OPCo	2.9	1.9	2.4
PSO	1.5	7.5	7.1
SWEPCo	0.5	1.0	0.8

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP Texas	$0.4	$0.7	$0.9
AEPTCo	9.1	6.5	0.4
APCo	0.9	1.5	8.6
I&M	3.5	2.7	8.1
OPCo	1.6	1.7	2.1
PSO	0.2	3.2	0.6
SWEPCo	0.4	6.5	7.4